Income Tax - Tax-exemption Information Related to Profits Generated from Certain Projects (Detail) - Construction and expansion of two thousand and nine [member]	12 Months Ended
Dec. 31, 2022
Disclosure Of Tax Exemption [line items]
Tax-exemption Period, Start	2018
Tax-exemption Period, End	2022